Pension Plans and Other Postretirement Benefits - Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income into Net Periodic Benefit Costs (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013 Total Postretirement Benefits	Dec. 31, 2012 Total Postretirement Benefits	Dec. 31, 2011 Total Postretirement Benefits	Dec. 31, 2013 Total Pension Benefits	Dec. 31, 2012 Total Pension Benefits	Dec. 31, 2011 Total Pension Benefits	Dec. 31, 2013 Domestic Pension Benefits	Dec. 31, 2012 Domestic Pension Benefits	Dec. 31, 2011 Domestic Pension Benefits	Dec. 31, 2014 Forecast for 2013 Total Postretirement Benefits	Dec. 31, 2014 Forecast for 2013 Total Pension Benefits	Dec. 31, 2014 Forecast for 2013 Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service benefit	$ (95)	$ (95)	$ (697)	$ (689)	$ (757)	$ (953)	$ (741)	$ (812)	$ (1,009)	$ (95)	$ (689)	$ (741)